SUMMARY OF INFORMATION RELATING TO OUTSTANDING AND EXERCISABLE WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	2,538,101	2,538,101
Weighted Average Remaining life Contractual life (years), Warrants Outstanding	2 years 2 months 23 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.32	$ 0.32
Number of Shares, Warrants Exercisable	2,538,101
Weighted Average Exercise Price, Warrants Exercisable	$ 0.32
Warrants One [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	941,599
Weighted Average Remaining life Contractual life (years), Warrants Outstanding	9 months 18 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.34
Number of Shares, Warrants Exercisable	941,599
Weighted Average Exercise Price, Warrants Exercisable	$ 0.34
Warrants Two [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	472,205
Weighted Average Remaining life Contractual life (years), Warrants Outstanding	4 months 24 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.34
Number of Shares, Warrants Exercisable	472,205
Weighted Average Exercise Price, Warrants Exercisable	$ 0.34
Warrants Three [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	562,149
Weighted Average Remaining life Contractual life (years), Warrants Outstanding	6 months
Weighted Average Exercise Price, Warrants Outstanding	$ 0.35
Number of Shares, Warrants Exercisable	562,149
Weighted Average Exercise Price, Warrants Exercisable	$ 0.35
Warrants Four [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	281,074
Weighted Average Remaining life Contractual life (years), Warrants Outstanding	3 months 3 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.22
Number of Shares, Warrants Exercisable	281,074
Weighted Average Exercise Price, Warrants Exercisable	$ 0.22
Warrants Five [Member]
Class of Warrant or Right [Line Items]
Number of warrants, outstanding	281,074
Weighted Average Remaining life Contractual life (years), Warrants Outstanding	3 months 7 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.22
Number of Shares, Warrants Exercisable	281,074
Weighted Average Exercise Price, Warrants Exercisable	$ 0.22